Summary of Hedging Instruments by Term to Maturity (Details) $ in Millions	12 Months Ended
	Oct. 31, 2021 CAD ($)	Oct. 31, 2020 CAD ($)
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	$ 548,617	$ 512,740
Interest rate risk [member] | Interest rate swap contract [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	453,429	389,779
Interest rate risk [member] | Interest rate swap contract [member] | Pay fixed [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	204,788	161,022
Interest rate risk [member] | Interest rate swap contract [member] | Receive fixed [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	248,641	228,757
Foreign exchange risk [member] | Forward contract [member] | U.S. Dollar [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	2,880	1,655
Foreign exchange risk [member] | Forward contract [member] | EUR [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	14,072	17,027
Foreign exchange risk [member] | Forward contract [member] | Others [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount		44
Foreign exchange risk [member] | Cross currency swaps [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	93,533	121,304
Foreign exchange risk [member] | Cross currency swaps [member] | U.S. Dollar [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	40,330	54,679
Foreign exchange risk [member] | Cross currency swaps [member] | EUR [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	18,289	21,916
Foreign exchange risk [member] | Cross currency swaps [member] | Others [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	14,664	20,608
Foreign exchange risk [member] | Cross currency swaps [member] | GBP [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	3,298	5,375
Equity price risk [member] | Equity derivatives forwards contracts [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	1,655	$ 1,657
Not later than one year [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	118,300
Not later than one year [member] | Interest rate risk [member] | Interest rate swap contract [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	86,818
Not later than one year [member] | Interest rate risk [member] | Interest rate swap contract [member] | Pay fixed [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	$ 39,887
Average Fixed Interest Rate	1.14
Not later than one year [member] | Interest rate risk [member] | Interest rate swap contract [member] | Receive fixed [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	$ 46,931
Average Fixed Interest Rate	0.64
Not later than one year [member] | Foreign exchange risk [member] | Forward contract [member] | U.S. Dollar [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	$ 680
Average foreign exchange rate	1.27
Not later than one year [member] | Foreign exchange risk [member] | Forward contract [member] | EUR [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	$ 2,625
Average foreign exchange rate	1.61
Not later than one year [member] | Foreign exchange risk [member] | Cross currency swaps [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	$ 29,827
Not later than one year [member] | Foreign exchange risk [member] | Cross currency swaps [member] | U.S. Dollar [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	$ 17,567
Average foreign exchange rate	1.27
Not later than one year [member] | Foreign exchange risk [member] | Cross currency swaps [member] | EUR [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	$ 329
Average foreign exchange rate	1.43
Not later than one year [member] | Foreign exchange risk [member] | Cross currency swaps [member] | Others [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	$ 6,509
Not later than one year [member] | Foreign exchange risk [member] | Cross currency swaps [member] | GBP [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	$ 2,117
Average foreign exchange rate	1.68
Not later than one year [member] | Equity price risk [member] | Equity derivatives forwards contracts [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	$ 1,655
Later than one year and not later than five years [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	313,295
Later than one year and not later than five years [member] | Interest rate risk [member] | Interest rate swap contract [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	254,905
Later than one year and not later than five years [member] | Interest rate risk [member] | Interest rate swap contract [member] | Pay fixed [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	$ 78,361
Average Fixed Interest Rate	1.41
Later than one year and not later than five years [member] | Interest rate risk [member] | Interest rate swap contract [member] | Receive fixed [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	$ 176,544
Average Fixed Interest Rate	1.27
Later than one year and not later than five years [member] | Foreign exchange risk [member] | Forward contract [member] | U.S. Dollar [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	$ 2,124
Average foreign exchange rate	1.29
Later than one year and not later than five years [member] | Foreign exchange risk [member] | Forward contract [member] | EUR [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	$ 10,834
Average foreign exchange rate	1.65
Later than one year and not later than five years [member] | Foreign exchange risk [member] | Cross currency swaps [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	$ 58,390
Later than one year and not later than five years [member] | Foreign exchange risk [member] | Cross currency swaps [member] | U.S. Dollar [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	$ 21,476
Average foreign exchange rate	1.30
Later than one year and not later than five years [member] | Foreign exchange risk [member] | Cross currency swaps [member] | EUR [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	$ 15,411
Average foreign exchange rate	1.51
Later than one year and not later than five years [member] | Foreign exchange risk [member] | Cross currency swaps [member] | Others [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	$ 7,698
Later than one year and not later than five years [member] | Foreign exchange risk [member] | Cross currency swaps [member] | GBP [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	$ 847
Average foreign exchange rate	1.72
Later than five years [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	$ 117,022
Later than five years [member] | Interest rate risk [member] | Interest rate swap contract [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	111,706
Later than five years [member] | Interest rate risk [member] | Interest rate swap contract [member] | Pay fixed [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	$ 86,540
Average Fixed Interest Rate	1.50
Later than five years [member] | Interest rate risk [member] | Interest rate swap contract [member] | Receive fixed [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	$ 25,166
Average Fixed Interest Rate	1.24
Later than five years [member] | Foreign exchange risk [member] | Forward contract [member] | U.S. Dollar [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	$ 76
Average foreign exchange rate	1.28
Later than five years [member] | Foreign exchange risk [member] | Forward contract [member] | EUR [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	$ 613
Average foreign exchange rate	1.62
Later than five years [member] | Foreign exchange risk [member] | Cross currency swaps [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	$ 5,316
Later than five years [member] | Foreign exchange risk [member] | Cross currency swaps [member] | U.S. Dollar [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	$ 1,287
Average foreign exchange rate	1.26
Later than five years [member] | Foreign exchange risk [member] | Cross currency swaps [member] | EUR [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	$ 2,549
Average foreign exchange rate	1.50
Later than five years [member] | Foreign exchange risk [member] | Cross currency swaps [member] | Others [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	$ 457
Later than five years [member] | Foreign exchange risk [member] | Cross currency swaps [member] | GBP [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	$ 334
Average foreign exchange rate	1.71